LONG-TERM DEBT AND LEASE OBLIGATIONS (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended							3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Interest Rate Swap Agreement	Mar. 31, 2011 Interest Rate Swap Agreement	Feb. 14, 2011 Interest Rate Swap Agreement	Mar. 31, 2012 Maximum LIBOR Cap Agreement	Dec. 31, 2011 Maximum LIBOR Cap Agreement	Mar. 31, 2011 Senior Secured Notes	Mar. 31, 2012 Credit Agreement	Apr. 30, 2012 8% senior note due 2020	Mar. 31, 2012 8% senior note due 2020	Dec. 31, 2011 8% senior note due 2020	Mar. 31, 2012 7.375% senior note due 2013	Dec. 31, 2011 7.375% senior note due 2013	Mar. 31, 2012 9.875% senior note due 2014	Dec. 31, 2011 9.875% senior note due 2014	Mar. 31, 2012 9.25% senior notes due 2015	Dec. 31, 2011 9.25% senior notes due 2015	Mar. 31, 2012 10% senior notes due 2018
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage									2.46%	8.00%	8.00%	8.00%	7.375%	7.375%	9.875%	9.875%	9.25%	9.25%	10.00%
Aggregate notional amount					$ 600
Description of variable rate basis			six-month LIBOR
Floating rate spread (as a percent)			6.60%
Fair value of LIBOR cap agreement						1	1
Mark-to-market adjustments	0	(19)		(8)				(11)
Cash interest savings			8
Gain on settlement of agreement			$ 22